Shareholder Report, Holdings (Details) - NICHOLAS FUND INC	Sep. 30, 2024
Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.84%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.55%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.83%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.77%
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.87%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.61%
Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%
Microsoft Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.37%
Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
N V I D I A Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%
O Reilly Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
Costco Wholesale Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%
Home Depot Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%
Fiserv Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
S&P Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.99%
Total of top ten
Holdings [Line Items]
Percent of Net Asset Value	28.72%